Equity (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2024	Jan. 31, 2023	Dec. 31, 2021	Apr. 30, 2024	Jan. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Feb. 09, 2024	Dec. 31, 2022
Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001	$ 0.001
Common stock authorized						50,000,000	50,000,000		50,000,000
Common stock shares outstanding						5,991,041	5,340,000
Preferred stock authorized						5,000,000	5,000,000
Preferred stock, share issued						0	1,302,082
Cumulative percentage			5.00%
Dividends percentage			5.00%
Converted basis						9
Accrued dividend (in Dollars)						$ 31,250	$ 125,000
Dividend payable (in Dollars)						375,000	343,750			$ 218,750
Liquidation payment (in Dollars)						$ 2,500,000	$ 2,500,000
Shares issued							350,000
Principal Percentage [Member]
Equity [Line Items]
Dividends percentage			5.00%
Subsequent Event [Member]
Equity [Line Items]
Amount received (in Dollars)				$ 1,601,000
Subsequent Event [Member] | Group D [Member]
Equity [Line Items]
Convertible notes carry interest rate	6.00%
Director [Member]
Equity [Line Items]
Shares issued							260,000
Amount received (in Dollars)		$ 80,000			$ 80,000
Class A Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001				$ 0.001	$ 0.001		$ 0.001
Common stock authorized							50,000,000			50,000,000
Common stock shares outstanding							5,340,000			4,990,000
Common stock voting rights							no voting rights
Class B Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001				$ 0.001	$ 0.001		$ 0.001
Common stock authorized							20,000,000			20,000,000
Common stock shares outstanding							0			0
Common stock voting rights							no voting rights
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred stock designated			1,400,000					1,400,000
Preferred stock, share issued			1,302,082					1,302,082
Cumulative percentage			5.00%
Common Stock [Member] | Class A Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001
Common Stock [Member] | Class B Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001
Preferred Stock [Member]
Equity [Line Items]
Preferred stock authorized			5,000,000			5,000,000		5,000,000